Nature of business and organization	12 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization

Note 1– Nature of business and organization

WF International Limited (“WF”), an exempted company with limited liability, was incorporated on March 2, 2023, under the laws of the Cayman Islands. WF has no substantive operations other than holding all of the outstanding shares of its subsidiaries. WF and its subsidiaries are hereafter referred as the “Company”.

The Company, through its wholly owned subsidiaries in the People’s Republic of China (“China” or the “PRC”), engages in the provision of supply, installation, fitting-out and maintenance services for heating, ventilation, and air conditioning (“HVAC”) system, fresh air ventilation system, floor heating systems and water purification systems for large-scaled commercial projects and commercial real estate development clients that offer high-end fully furnished homes.

Organization and Reorganization

WF completed the following organization and reorganization under common control of it then existing shareholders, who collectively owned majority of the share capital of WF prior to the reorganization.

On March 22, 2023, WF established Shan You International Group Limited (“Shanyou HK”) under the laws of the Hong Kong. Shanyou HK is a holding company and has no substantive operations.

On April 28, 2023, Shanyou HK established Sichuan Shanyou Zhiyuan Business Information Consulting Co., Ltd. (“WFOE” or “Sichuan Shanyou”) under the laws of the PRC. WFOE is also a holding company and has no substantive operations.

On May 8, 2023, WFOE completed the acquisition of 5% of the equity interests in Chengdu Shanyou HVAC Engineering Co., Ltd. (“Shanyou HVAC”) in a consideration of approximately RMB 0.5 million (approximately $68,000) pursuant to an equity transfer agreement. The consideration for the above transfer was determined with reference to the net asset value of Shanyou HVAC as of March 31, 2023. Shanyou HVAC was established on June 3, 2009 under the laws of the PRC and conducts substantially all of the Company’s operations.

On May 22, 2023, the Company entered into a share subscription agreement with the then existing shareholders of Shanyou HVAC, pursuant to which WF issue an aggregate of 70,000 ordinary shares to the then existing shareholders in a consideration of RMB12.1 million (approximately $1.7 million). The consideration was determined with reference to the net asset value of Shanyou HVAC as of May 22, 2023.

On May 22, 2023, the Company entered into a share subscription agreement, pursuant to which WF issue an aggregate of 30,000 ordinary shares to Emerald Investments International, LLC in a consideration of $816,000. The consideration for the above transfer was agreed between the parties on an arm’s length basis and determined with reference to the net asset value of the Company as of September 30, 2022. The payment of consideration will be settled by waiver of shareholder loans provided by Emerald Investments International, LLC to the Company for its IPO cost.

On May 29, 2023, WFOE completed the acquisition of 95% of the equity interests in Chengdu Shanyou HVAC in a consideration of RMB11.6 million (approximately $1.6 million) pursuant to an equity transfer agreement. The consideration was determined with reference to the net asset value of Shanyou HVAC as of May 22, 2023. Upon completion of the acquisition, Shanyou HVAC became the wholly owned subsidiary of WFOE.

Before and after reorganization, the Company, together with its subsidiaries (as indicated above), was effectively controlled by the majority shareholders, and therefore the reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.

As part of the reorganization which took place for the purposes of the offering, in November, 2023, the shareholders of the Company and the Board of Directors of the Company approved a subdivision of each of the issued and unissued shares with a par value of US$0.0001 each into 100 shares with a par value of US$0.000001 each, such that immediately following the Share Subdivision, the authorized share capital of the Company became US$50,000 divided into 50,000,000,000 ordinary shares of par value US$0.000001 each, and the issued and outstanding number of ordinary shares became 10,000,000. Upon completion of the Share Subdivision, 1,000,000,000 authorized but unissued ordinary shares with a par value of US$0.000001 each were re-designated and re-classified as 1,000,000,000 preference shares with a par value of US$0.000001 each (the “Re-designation”), such that immediately following the Re-designation, the authorized share capital of the Company became US$50,000 divided into (i) 49,000,000,000 ordinary shares of a par value of US$0.000001 each and (ii) 1,000,000,000 preference shares of a par value of US$0.000001 each.

Following the Share Subdivision and Re-designation and on the same day, the shareholders of the Company surrendered an aggregate of 4,500,000 ordinary shares with a par value of US$0.000001 to the Company for no consideration, with the shareholding ratio among the shareholders remaining unchanged. Following the share surrender, the issued and outstanding number of ordinary shares became 5,500,000.

The accompanying consolidated financial statements reflect the activities of WF and each of the following entities:

Name	Background	Ownership
Shan You International Group Limited	● A Hong Kong company ● Incorporated on March 22, 2023 ● A holding company	100% owned by WF
Sichuan Shanyou Zhiyuan Business Information Consulting Co., Ltd.	● A PRC limited liability company ● Incorporated on April 28, 2023 ● Registered capital of RMB1,000,000 (approximately $0.2 million) ● A holding company	100% owned by Shanyou HK
Chengdu Shanyou HVAC Engineering Co., Ltd.	● A PRC limited liability company
● Incorporated on June 3, 2009
● Registered capital of RMB12,000,000 (approximately $1.9 million)
	● Supply, installation, fitting-out and maintenance services for HVAC systems, fresh air ventilation systems, floor heating systems and water purification systems	100% owned by WFOE
WF International Nevada LLC	● A US limited liability company ● Incorporated on December 27, 2023 ● A holding company	100% owned by WF